Consolidated statements of cash flows - USD ($) $ in Millions	12 Months Ended				18 Months Ended
	Oct. 31, 2019		Apr. 30, 2017		Oct. 31, 2018
Cash flows from operating activities
Cash generated from operations	$ 1,056.3		$ 564.8	[1]	$ 1,424.3
Interest paid	(227.1)		(81.1)		(301.8)
Bank loan costs	0.0		(6.7)		(101.2)
Tax paid	(167.4)		(24.6)		(99.5)
Net cash generated from operating activities	661.8		452.4		921.8
Cash flows from/(used in) investing activities
Payments for intangible assets	(29.3)	[2]	(31.4)		(92.1)	[2]
Purchase of property, plant and equipment	(56.3)	[2]	(11.7)		(40.1)	[2]
Finance leases	0.0	[3]	0.0		(0.7)
Interest received	26.6		1.0		9.2
Payment for acquisition of business	(89.0)		(299.1)		(19.2)
Repayment of bank borrowings on acquisition of businesses	0.0		(316.6)		0.0
Net cash acquired with acquisitions	1.2		68.1		321.7
Investing cash flows generated from disposals	20.0		0.0		0.0
Investing cash flows generated from discontinued operation, net of cash disposed	2,473.5		0.0		0.0
Tax paid on divestiture gain	(264.6)		0.0		0.0
Net cash from/(used) in investing activities	2,082.1		(589.7)		178.8
Cash flows used in financing activities
Investment in non-controlling interest	0.0		(0.1)		(0.1)
Proceeds from issue of ordinary share capital	3.1		2.0		5.8
Purchase of treasury shares and related expenses	(544.7)		(7.7)		(171.7)
Return of Value paid to shareholders	(1,800.0)		0.0		(500.0)
Expenses relating to Return of Value	(1.0)		0.0		0.0
Repayment of working capital in respect of HPE Software business acquisition	0.0		0.0		(225.8)
Finance leases	(12.9)	[3]	0.0		0.0
Repayment of bank borrowings	(212.6)		(372.1)		(252.9)
Proceeds from bank borrowings	0.0		180.0		1,043.8
Dividends paid to owners	(439.2)		(177.5)		(542.2)
Net cash used in financing activities	(3,007.3)		(375.4)		(643.1)
Effects of exchange rate changes	(1.8)		(3.5)		15.3
Net (decrease)/increase in cash and cash equivalents	(265.2)		(516.2)		472.8
Cash and cash equivalents at beginning of period	620.9		667.2		151.0
Cash equivalents	355.7		151.0		623.8
Reclassification to current assets classified as held for sale	0.0		0.0		(2.9)
Cash and cash equivalents at end of period	$ 355.7		$ 151.0		$ 620.9

[1]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)
[2]	The principal non-cash transactions in the 12 months ended October 31, 2019 were property, plant and equipment finance lease additions of $9.0m (note 12). The principal non-cash transactions in the 18 months ended October 31, 2018 were the issuance of shares as purchase consideration for the HPE Software business acquisition (note 38) and property, plant and equipment finance lease additions of $12.0m (note 12).
[3]	Cash outflows in relation to repayments of finance lease liabilities have been reclassified as a financing activity in the current year as repayments relating to all leases will be presented as financing activities in future periods following the adoption of IFRS 16. The comparative continues to be shown as an investing activity.